Warrants (Details)						3 Months Ended		12 Months Ended
	Jun. 28, 2024 USD ($)	Jan. 30, 2024 shares	Jan. 24, 2024 $ / shares shares	Jan. 12, 2024 $ / shares shares	Dec. 11, 2023 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2024 $ / shares shares	Jun. 07, 2024 $ / shares shares	Nov. 27, 2023 USD ($) $ / shares	Sep. 26, 2023 USD ($) $ / shares	Aug. 30, 2023 USD ($) $ / shares	Aug. 07, 2023 USD ($) $ / shares	May 12, 2023 USD ($) $ / shares	Mar. 15, 2023 USD ($) $ / shares	Oct. 28, 2022 USD ($) $ / shares shares	Oct. 27, 2022 USD ($)
Warrants [Line Items]
Exercise price per share								$ 287.5			$ 11.5							$ 11.5
Warrants outstanding (in Dollars) | $						$ 6,882,296,000		$ 2,359,825,000
Class of Warrant or Right, Outstanding (in Shares) | shares											16,788,000,000							16,788,000
Shares of common stock (in Shares) | shares						9,257,763		5,977,246	2,016,045
Warrant to purchase common stock, par value						$ 0.0001		$ 0.0001	$ 0.0001
Fair value of detachable warrants at issuance (in Dollars) | $						$ (16,000)	$ 2,846,000	$ 697,000	$ (545,000)
Series A Warrants [Member]
Warrants [Line Items]
Warrants expiry date								Jun. 04, 2029
Series B Warrants [Member]
Warrants [Line Items]
Warrants expiry date								Jun. 04, 2025
Placement Agent Warrants [Member]
Warrants [Line Items]
Exercise price per share								$ 22.83
Investor E Warrants [Member]
Warrants [Line Items]
Warrant exerciseable date								Jun. 04, 2024
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants to purchase common stock from total shares percentage		5.00%
Warrants outstanding (in Dollars) | $								$ 229,520
First Investor D Note Warrant [Member]
Warrants [Line Items]
Exercise price per share																	$ 74.25
Warrants outstanding (in Dollars) | $																	$ 13,134
Second Investor D Note Warrants [Member]
Warrants [Line Items]
Exercise price per share																$ 74.25
Warrants outstanding (in Dollars) | $																$ 8,756
First Tranche Of Third Investor D Note Warrant [Member]
Warrants [Line Items]
Exercise price per share															$ 5
Warrants outstanding (in Dollars) | $															$ 29,552
Second Tranche Of Third Investor D Note Warrant [Member]
Warrants [Line Items]
Exercise price per share														$ 5
Warrants outstanding (in Dollars) | $														$ 29,552
Third Tranche Of Third Investor D Note Warrant [Member]
Warrants [Line Items]
Exercise price per share													$ 5
Warrants outstanding (in Dollars) | $													$ 29,552
Fourth Tranche Of Third Investor D Note Warrant [Member]
Warrants [Line Items]
Exercise price per share												$ 5
Warrants outstanding (in Dollars) | $												$ 29,552
Investor D Warrants [Member]
Warrants [Line Items]
Exercise price per share								$ 5
Class of Warrant or Right, Outstanding (in Shares) | shares								17,025
Warrants exchanged for short term notes payable (in Dollars) | $	$ 500,000
Exchange With Investor D Warrants [Member]
Warrants [Line Items]
Gain on exercises (in Dollars) | $	$ 1,300,000
Public Stockholders Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Dollars) | $																			$ 414,000
Warrants outstanding, redeemable price per warrant								$ 0.25
Common stock, closing price per share								$ 450
PIPE Investor Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Dollars) | $																		$ 28,000
Shares of common stock (in Shares) | shares																		28,000
Warrant to purchase common stock, par value																		$ 250
February Two Thousand Twenty Five Pre-Funded Warrants [Member]
Warrants [Line Items]
Exercise price per share						$ 0.001
Liability Classified Warrants [Member]
Warrants [Line Items]
Fair value of detachable warrants at issuance (in Dollars) | $						$ 16,000
Common Stock [Member] | July 2024 Investor Warrants
Warrants [Line Items]
Warrants to purchase Common stock (in Shares) | shares										947,868
Exercise price per share										$ 10.55
Warrants expiry date										Jul. 10, 2029
Common Stock [Member] | July 2024 PA Warrants
Warrants [Line Items]
Warrants to purchase Common stock (in Shares) | shares										66,351
Exercise price per share										$ 13.1875
Warrants expiry date										Jul. 10, 2029
Common Stock [Member] | Pre-funded Warrants [Member]
Warrants [Line Items]
Warrants to purchase Common stock (in Shares) | shares								181,449
Exercise price per share								$ 0.0001
Common Stock [Member] | Placement Agent Warrants [Member]
Warrants [Line Items]
Warrants to purchase Common stock (in Shares) | shares		21,682						21,682
Exercise price per share								$ 22.83
Warrants expiry date		Jan. 30, 2029
Common Stock [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Exercise price per share								287.5
Common Stock [Member] | Investor D Convertible Notes And Warrant Activity [Member]
Warrants [Line Items]
Exercise price per share			$ 350	$ 350
Letter Agreement [Member] | Convertible Note Warrants [Member]
Warrants [Line Items]
Exercise price per share															$ 5
Warrants outstanding (in Dollars) | $															$ 19,061
Second Amendment to SPA [Member] | Common Stock [Member] | Fourth Investor D Note Warrants [Member]
Warrants [Line Items]
Exercise price per share					$ 350
Number Of Warrants					2
Debt conversion, converted instrument, shares issued (in Shares) | shares					21,108
SeaStar Medical, Inc. [Member] | Legacy SeaStar Inc. Warrants [Member]
Warrants [Line Items]
Warrants to purchase Common stock (in Shares) | shares																		2,789
Class of Warrant or Right, Outstanding (in Shares) | shares																		2,318
Legacy SeaStar Warrants [Member] | PIPE Investor Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Dollars) | $																		$ 7,000,000
Warrant to purchase common stock, par value																		$ 287.5
Maximum [Member] | Common Stock [Member] | Investor D Convertible Notes And Warrant Activity [Member]
Warrants [Line Items]
Warrants to purchase Common stock (in Shares) | shares			15,831	5,277
Issued warrants to purchase (in Shares) | shares			15,831	5,277
Private Placement [Member] | Common Stock [Member]
Warrants [Line Items]
Exercise price per share								$ 20.76
Private Placement [Member] | Common Stock [Member] | Series A Warrants [Member]
Warrants [Line Items]
Warrants to purchase Common stock (in Shares) | shares								433,631
Private Placement [Member] | Common Stock [Member] | Series B Warrants [Member]
Warrants [Line Items]
Warrants to purchase Common stock (in Shares) | shares								216,816